Stockholders' Deficit and Capitalization (Detail Textuals 4) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 28, 2017	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Beneficial conversion feature upon issuance of Series C Preferred Stock				$ 175,000
Series F Preferred Stock
Equity [Line Items]
Number of preferred stock and warrants sold		2,000
Aggregate purchase price		$ 1,000
Proceeds from issuance of preferred stock and warrants		$ 2,000,000
Number of common stock issued upon conversion of preferred stock		6,666.67
Conversion price	$ 0.10	$ 0.15	$ 0.10
Preferred stock, conversion rate			10,000:1
Percentage of shares to be redeemed		150.00%
Proceeds from triggering transaction		$ 6,000,000
Redemption amount percentage		50.00%
Percentage of conversion amount		130.00%
Value of final judgment rendered against company		$ 100,000
Beneficial conversion feature upon issuance of Series C Preferred Stock	$ 333,333
Number of shares converted			2,000
Number of shares issued in conversion			20,000,000